Schedule of Investments (unaudited)
February 28, 2021
BlackRock Event Driven Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.2%
Howmet Aerospace, Inc.	2,900,076	$ 81,521,136
Automobiles — 0.1%
XPeng, Inc., ADR(a)	114,424	3,903,003
Banks — 0.0%
Valley National Bancorp	125,854	1,541,711
Biotechnology — 0.1%
Cullinan Oncology, Inc.(a)	147	5,942
Gracell Biotechnologies, Inc., ADR(a)	32,249	733,020
Immunocore Holdings PLC, ADR(a)	74,906	3,622,454
Sana Biotechnology, Inc.(a)	60,236	1,851,654
		6,213,070
Capital Markets — 0.0%
Patria Investments Ltd., Class A(a)	104,825	2,028,364
Chemicals — 1.0%
Akzo Nobel NV	22,536	2,330,444
Axalta Coating Systems Ltd.(a)	460,963	12,602,728
Corteva, Inc.	4,349	196,357
Dow, Inc.	4,349	257,939
DuPont de Nemours, Inc.	92,458	6,501,647
International Flavors & Fragrances, Inc.	36,053	4,885,542
Olin Corp.	881,729	27,280,695
Sherwin-Williams Co.	20,374	13,861,247
		67,916,599
Commercial Services & Supplies — 0.5%
GFL Environmental, Inc.(b)	1,168,830	36,257,107
Consumer Finance — 0.1%
Lufax Holding Ltd., ADR(a)(b)	373,970	5,617,030
Upstart Holdings, Inc.(a)(b)	8,094	531,290
		6,148,320
Diversified Telecommunication Services — 0.1%
AT&T Inc.	234,545	6,541,460
Electric Utilities — 0.0%
Energy Harbor Corp.(a)	54,354	1,528,706
Electrical Equipment — 0.2%
OSRAM Licht AG(a)	205,900	12,739,421
Shoals Technologies Group, Inc., Class A(a)(b)	70,154	2,288,423
		15,027,844
Electronic Equipment, Instruments & Components — 0.3%
Keysight Technologies, Inc.(a)	101,290	14,334,561
Vontier Corp.(a)	95,816	3,008,622
		17,343,183
Entertainment — 0.1%
Playtika Holding Corp.(a)(b)	116,345	3,461,264
Equity Real Estate Investment Trusts (REITs) — 0.2%
VEREIT, Inc.	31,700	1,236,300
VICI Properties, Inc.	121,465	3,461,752
Welltower, Inc.	129,230	8,774,717
		13,472,769
Food & Staples Retailing — 0.0%
Walgreens Boots Alliance, Inc.	40,199	1,926,738
Food Products — 0.3%
Conagra Brands, Inc.	628,301	21,318,253
Health Care Equipment & Supplies — 1.1%
Bioventus, Inc., Class A(a)	13,441	163,711
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Cooper Cos., Inc.	7,336	$ 2,832,650
Danaher Corp.	147,833	32,474,475
Envista Holdings Corp.(a)(b)	1,047,567	40,373,232
Ortho Clinical Diagnostics Holdings PLC(a)	125,218	2,166,272
Outset Medical, Inc.(a)	6,936	345,344
Talis Biomedical Corp.(a)	5,082	87,715
		78,443,399
Health Care Providers & Services — 0.9%
Anthem, Inc.	2,711	821,948
Brookdale Senior Living, Inc.(a)	4,899,191	28,513,292
Cigna Corp.	144,648	30,361,615
Pharvaris BV(a)	10,158	385,902
Signify Health, Inc., Class A(a)	76,979	2,541,847
		62,624,604
Health Care Technology — 0.0%
American Well Corp., Class A(a)(b)	66,269	1,621,603
GoodRx Holdings, Inc., Class A(a)(b)	18,868	840,003
		2,461,606
Hotels, Restaurants & Leisure — 0.5%
Airbnb, Inc., Class A(a)(b)	10,079	2,079,802
Caesars Entertainment, Inc.(a)	369,328	34,510,008
		36,589,810
Household Durables — 0.0%
Dream Finders Homes, Inc., Class A(a)(b)	17,576	411,806
Insurance — 0.0%
Root, Inc., Class A(a)(b)	11,998	161,853
Interactive Media & Services — 0.0%
Bumble, Inc., Class A(a)	44,716	3,009,834
Internet & Direct Marketing Retail — 0.0%
ContextLogic, Inc., Class A(a)(b)	32,074	628,971
DoorDash, Inc., Class A(a)	1,968	333,556
		962,527
IT Services — 0.1%
Affirm Holdings, Inc.(a)	13,764	1,280,878
Chindata Group Holdings Ltd., ADR(a)(b)	61,949	1,465,094
Nuvei Corp.(a)(c)	84,444	4,395,310
Snowflake, Inc., Class A(a)	2,540	659,231
		7,800,513
Life Sciences Tools & Services — 1.3%
AbCellera Biologics, Inc.(a)(b)	25,461	960,134
Maravai LifeSciences Holdings, Inc., Class A(a)	156,432	5,087,169
PPD, Inc.(a)	354,245	12,419,830
QIAGEN NV(a)	1,215,735	60,140,648
Seer, Inc.(a)(b)	10,922	526,768
Sotera Health Co.(a)	293,636	7,678,581
		86,813,130
Machinery — 0.0%
Altra Industrial Motion Corp.	628	36,374
Fortive Corp.	2,552	167,972
		204,346
Media — 0.2%
Charter Communications, Inc., Class A(a)	17,792	10,913,969
Metals & Mining — 0.3%
Arconic Corp.(a)	884,623	19,390,936
Oil, Gas & Consumable Fuels — 0.3%
Williams Cos., Inc.	1,019,367	23,282,342

Schedule of Investments (unaudited)  (continued)
February 28, 2021
BlackRock Event Driven Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Personal Products — 0.4%
Coty, Inc., Class A	3,864,936	$ 29,644,059
Yatsen Holding Ltd., ADR(a)	10,216	179,087
		29,823,146
Pharmaceuticals — 0.7%
Atea Pharmaceuticals, Inc.(a)(b)	21,010	1,583,314
Elanco Animal Health, Inc.(a)	1,237,720	40,671,479
Pfizer, Inc.	69,071	2,313,188
Viatris, Inc.(a)	8,570	127,264
		44,695,245
Real Estate Management & Development — 0.3%
Brookfield Property Partners LP	1,100,515	18,752,776
Software — 0.3%
Asana, Inc., Class A(a)	28,324	980,860
C3.ai, Inc., Class A(a)(b)	36,827	4,141,565
Datto Holding Corp.(a)(b)	72,325	1,683,726
JFrog Ltd.(a)(b)	13,910	744,046
ON24, Inc.(a)	23,625	1,336,230
Palantir Technologies, Inc., Class A(a)	70,812	1,692,407
Qualtrics International, Inc., Class A(a)	31,152	1,183,776
Sumo Logic, Inc.(a)(b)	17,298	525,513
Unity Software, Inc.(a)	42,864	4,613,452
VMware, Inc., Class A(a)(b)	18,090	2,500,219
		19,401,794
Specialty Retail — 0.1%
Auto1 Group SE(a)(c)	41,957	2,328,668
Leslie’s, Inc.(a)	266,301	6,465,789
MYT Netherlands Parent BV, ADR(a)	23,271	672,299
		9,466,756
Tobacco — 0.1%
RLX Technology, Inc., ADR(a)(b)	198,914	3,482,984
Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc.(a)	80,939	9,710,252
Total Common Stocks — 10.9% (Cost: $507,169,007)		754,553,155
		Par (000)
Corporate Bonds
Aerospace & Defense — 0.3%
Bombardier, Inc., 8.75%, 12/01/21(c)	USD	12,400	12,854,708
TransDigm, Inc.
8.00%, 12/15/25(c)		2,714	2,954,868
4.63%, 01/15/29(c)		3,670	3,610,362
			19,419,938
Airlines — 0.0%
American Airlines Group, Inc., 5.00%, 06/01/22(c)		4,000	3,855,000
Automobiles — 0.2%
Volkswagen Group of America Finance LLC, 4.00%, 11/12/21(c)		17,500	17,943,782
Chemicals — 0.1%
Olin Corp., 9.50%, 06/01/25(c)		7,129	8,821,107
Commercial Services & Supplies — 0.1%
Watts Guerra LLP, 9.00%, 10/07/23(d)		5,000	5,000,000
Security		Par (000)	Value
Diversified Consumer Services — 0.1%
Chegg, Inc., 0.00%, 09/01/26(c)(e)(f)	USD	2,785	$ 3,293,991
Sotheby’s, 7.38%, 10/15/27(c)		1,857	2,005,560
			5,299,551
Electric Utilities — 0.0%
Energy Harbor Corp. Escrow, 0.01%, 01/06/34(a)(d)(g)		5,000	25,000
Health Care Equipment & Supplies — 0.4%
Envista Holdings Corp., 2.38%, 06/01/25(c)(e)		12,333	24,400,968
Novocure Ltd., 0.00%, 11/01/25(c)(e)(f)		1,549	1,871,780
			26,272,748
Health Care Providers & Services — 0.2%
CHS/Community Health Systems, Inc., 5.63%, 03/15/27(c)		7,497	7,895,732
Guardant Health, Inc., 0.00%, 11/15/27(c)(e)(f)		3,059	3,947,599
			11,843,331
Hotels, Restaurants & Leisure — 0.4%
Caesars Entertainment, Inc.
6.25%, 07/01/25(c)		9,793	10,368,290
8.13%, 07/01/27(c)		11,135	12,133,809
MGM Resorts International, 7.75%, 03/15/22		5,000	5,275,000
			27,777,099
Internet & Direct Marketing Retail — 0.4%
Etsy, Inc., 0.13%, 09/01/27(c)(e)		3,184	4,568,707
Expedia Group, Inc., 0.00%, 02/15/26(c)(e)(f)		3,804	4,040,567
Fiverr International Ltd., 0.00%, 11/01/25(c)(e)(f)		1,202	1,787,254
Spotify U.S.A., Inc., 0.00%, 03/15/26(c)(e)(f)		5,784	5,784,000
Wayfair, Inc., 0.63%, 10/01/25(c)(e)		8,595	8,887,565
			25,068,093
IT Services — 0.2%
Repay Holdings Corp., 0.00%, 02/01/26(c)(e)(f)		3,198	3,153,516
Shift4 Payments, Inc., 0.00%, 12/15/25(c)(e)(f)		2,448	2,995,862
Square, Inc., 0.25%, 11/01/27(c)(e)		6,053	7,173,870
Wix.com Ltd., 0.00%, 08/15/25(c)(e)(f)		1,204	1,430,810
			14,754,058
Leisure Products — 0.0%
Peloton Interactive, Inc., 0.00%, 02/15/26(c)(e)(f)		2,091	2,068,815
Machinery — 0.0%
Middleby Corp., 1.00%, 09/01/25(c)(e)		1,989	2,614,292
Media — 0.1%
Cengage Learning, Inc., 9.50%, 06/15/24(c)		4,500	4,471,875
Metals & Mining — 0.1%
Allegheny Technologies, Inc., 3.50%, 06/15/25(c)(e)		4,240	6,460,345
Oil, Gas & Consumable Fuels — 0.1%
Occidental Petroleum Corp., 6.13%, 01/01/31		4,758	5,315,638
Real Estate Management & Development — 0.1%
Redfin Corp., 0.00%, 10/15/25(c)(e)(f)		4,010	5,198,163
Semiconductors & Semiconductor Equipment — 0.0%
SolarEdge Technologies, Inc., 0.00%, 09/15/25(c)(e)(f)		3,037	4,204,044
Software — 0.4%
Bentley Systems, Inc., 0.13%, 01/15/26(c)(e)		3,616	3,754,929
Bill.com Holdings, Inc., 0.00%, 12/01/25(c)(e)(f)		6,091	7,869,800
Box, Inc., 0.00%, 01/15/26(c)(e)(f)		2,399	2,519,893

Schedule of Investments (unaudited)  (continued)
February 28, 2021
BlackRock Event Driven Equity Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Dropbox, Inc., 0.00%, 03/01/26(c)(e)(f)	USD	1,912	$ 1,881,792
RingCentral, Inc., 0.00%, 03/15/26(c)(e)(f)		10,016	11,705,173
			27,731,587
Specialty Retail — 0.3%
PetSmart, Inc., 7.13%, 03/15/23(c)		6,000	6,010,800
Staples, Inc.
7.50%, 04/15/26(c)		4,694	4,704,327
10.75%, 04/15/27(c)		9,811	9,369,505
			20,084,632
Wireless Telecommunication Services — 0.1%
Sprint Corp., 7.25%, 09/15/21		5,000	5,144,300
Total Corporate Bonds — 3.6% (Cost: $214,273,526)			249,373,398
Floating Rate Loan Interests
Entertainment — 0.5%
AMC Entertainment Holdings, Inc. (FKA AMC Entertainment, Inc.), Term B-1 Loan, 0.00%, 04/22/26(h)		39,308	33,645,663
Health Care Technology — 0.2%
athenahealth, Inc., Term B-1 Loan (First Lien), (3 mo. LIBOR US + 4.25%, 0.00% Floor), 4.45%, 02/11/26(i)		13,609	13,682,638
Leisure Products — 0.1%
NorthPole Newco S.à r.l., Tranche B-1 Term Loan, (3 mo. LIBOR US + 7.00%, 0.00% Floor), 7.25%, 03/18/25(i)		4,172	3,749,950
Software — 0.2%
Blackboard, Inc., Term B-5 Loan (First Lien), (3 mo. LIBOR US + 6.00%, 1.00% Floor), 7.00%, 06/30/24(i)		14,813	14,749,547
Total Floating Rate Loan Interests — 1.0% (Cost: $57,052,070)			65,827,798
	Shares
Investment Companies
Equity Funds — 0.1%
Altaba, Inc. Escrow	445,570	6,483,043
Fixed-Income Funds — 0.5%
iShares iBoxx High Yield Corporate Bond ETF(b)(j)	440,927	38,113,730
Total Investment Companies — 0.6% (Cost: $38,303,600)		44,596,773
Preferred Securities
Preferred Stocks — 1.1%
Health Care Equipment & Supplies — 0.3%
Danaher Corp., Series B, 5.00%(e)	16,721	21,582,296
Pharmaceuticals — 0.1%
Elanco Animal Health, Inc., 5.00%(e)	155,400	7,827,498
Security	Shares	Value
Software — 0.1%
DataRobot, Inc., Series F (Acquired 10/27/20, cost $2,186,006)(a)(d)(k)	166,337	$ 2,495,055
DoubleVerify Holdings, Inc., Series A (Acquired 11/18/20, cost $2,291,817)(a)(d)(k)	399,473	2,788,322
		5,283,377
Trading Companies & Distributors — 0.4%
WESCO International, Inc., Series A, 10.63%(i)(l)	878,931	26,675,556
Wireless Telecommunication Services — 0.2%
2020 Cash Mandatory Exchangeable Trust, 5.25%(c)(e)	12,256	13,376,649
Total Preferred Securities — 1.1% (Cost: $64,296,762)		74,745,376
Rights
Pharmaceuticals — 0.0%
Bristol-Myers Squibb Co., CVR(a)(d)	361,183	3
Total Rights — 0.0% (Cost: $1,255,877)		3
Total Long-Term Investments — 17.2% (Cost: $882,350,842)		1,189,096,503
Par (000)
Short-Term Securities
Borrowed Bond Agreements — 0.0%
Citigroup Global Markets, Inc., (0.15)% (Purchased on 01/22/21 to be repurchased at $1,544,775, collateralized by T-Mobile U.S.A., Inc., 5.13% due at 04/15/25, par and fair value of USD 1,500,000 and $1,528,290, respectively), Open(m)(n)	USD	1,545	1,545,000
	Shares
Money Market Funds — 83.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(j)(o)	5,714,828,749	5,714,828,749
SL Liquidity Series, LLC, Money Market Series, 0.12%(j)(o)(p)	51,153,110	51,173,571
		5,766,002,320
Security		Par (000)
Time Deposits — 0.0%
France — 0.0%
Brown Brothers Harriman & Co., (0.71)%, 03/01/21	EUR	1	1,099
United Kingdom — 0.0%
Brown Brothers Harriman & Co., 0.01%, 03/01/21	GBP	1	1,482
			2,581
Total Short-Term Securities — 83.5% (Cost: $5,767,545,309)			5,767,549,901
Total Investments Before Borrowed Bonds — 100.7% (Cost: $6,649,896,151)			6,956,646,404

Schedule of Investments (unaudited)  (continued)
February 28, 2021
BlackRock Event Driven Equity Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Borrowed Bonds
Corporate Bonds — (0.0)%
Wireless Telecommunication Services — (0.0)%
T-Mobile U.S.A., Inc., 5.13%, 04/15/25	USD	1,500	$ (1,528,290)
Total Borrowed Bonds — (0.0)% (Proceeds: $(1,511,250))			(1,528,290)
Total Investments — 100.7% (Cost: $6,648,384,901)			6,955,118,114
Liabilities in Excess of Other Assets — (0.7)%			(46,586,703)
Net Assets — 100.0%			$ 6,908,531,411
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Convertible security.
(f)	Zero-coupon bond.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(j)	Affiliate of the Fund.
(k)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $5,283,377, representing 0.1% of its net assets as of period end, and an original cost of $4,477,823.
(l)	Perpetual security with no stated maturity date.
(m)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(n)	The amount to be repurchased assumes the maturity will be the day after the period end.
(o)	Annualized 7-day yield as of period end.
(p)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 4,284,012,733	$ 1,430,816,016(a)	$ —	$ —	$ —	$ 5,714,828,749	5,714,828,749	$ 1,729,407	$ —
iShares iBoxx High Yield Corporate Bond ETF	36,341,203	—	—	—	1,772,527	38,113,730	440,927	1,358,252	—
SL Liquidity Series, LLC, Money Market Series	6,658,975	44,524,444(a)	—	(10,763)	915	51,173,571	51,153,110	585,499(b)	—
				$ (10,763)	$ 1,773,442	$ 5,804,116,050		$ 3,673,158	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
February 28, 2021
BlackRock Event Driven Equity Fund
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
S&P 500 E-Mini Index	197	03/19/21	$ 37,521	$ (1,459,535)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.35.V1	5.00%	Quarterly	12/20/25	B+	USD	14,375	$ 1,329,296	$ 537,437	$ 791,859
(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of agreement.
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(x)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Barclays Bank PLC(a)	11/02/21	$ 293,847,298	$ (2,204,829) (b)	$ 292,001,272	10.6%
	Monthly	Citibank N.A.(c)	02/24/23–02/27/23	203,542,000	(108,730) (d)	205,143,658	5.6
	Monthly	Citibank N.A.(e)	02/24/23	(185,932,312)	(70,767,994) (f)	(253,484,428)	3.2
	Monthly	Credit Suisse International(g)	02/08/23–02/15/23	160,356,618	10,829,724 (h)	171,393,135	7.2
	Monthly	Credit Suisse International(i)	02/08/23	(40,529,726)	2,802,346 (j)	(37,725,125)	0.6
	Monthly	Goldman Sachs Bank USA(k)	08/31/21	(3,131)	(499) (l)	(3,471)	0.0
	Monthly	Goldman Sachs Bank USA(m)	02/27/23	627,145,714	9,643,557 (n)	632,790,852	29.4
	Monthly	JPMorgan Chase Bank N.A.(o)	02/08/23	102,386,506	(20,789,177) (p)	82,747,732	17.5
	Monthly	JPMorgan Chase Bank N.A.(q)	02/08/23	36,333,740	33,482,873 (r)	68,989,296	0.5
	Monthly	Morgan Stanley & Co. International PLC(s)	07/06/21–07/06/23	(100,580,860)	4,696,519 (t)	(94,549,420)	4.7
	Monthly	Morgan Stanley & Co. International PLC(u)	05/18/23–05/19/23	(2,476,519)	(3,516,451)	(5,992,970)	0.0
	Monthly	UBS AG(v)	03/01/23–03/21/24	161,082,783	(4,084,395) (w)	157,209,706	5.1
					$(40,017,056)	$1,218,520,237
(b)	Amount includes $(358,803) of net dividends and financing fees.
(d)	Amount includes $(1,710,388) of net dividends and financing fees.
(f)	Amount includes $(3,215,878) of net dividends and financing fees.
(h)	Amount includes $(206,793) of net dividends and financing fees.
(j)	Amount includes $(2,255) of net dividends and financing fees.
(l)	Amount includes $(159) of net dividends and financing fees.
(n)	Amount includes $3,998,419 of net dividends and financing fees.
(p)	Amount includes $(1,150,403) of net dividends and financing fees.
(r)	Amount includes $827,317 of net dividends and financing fees.
(t)	Amount includes $(1,334,921) of net dividends and financing fees.
(w)	Amount includes $(211,318) of net dividends and financing fees.
(x)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

Schedule of Investments (unaudited)  (continued)
February 28, 2021
BlackRock Event Driven Equity Fund
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(a)	(c)	(e)
Range:	20-45 basis points	16-30 basis points	18-250 basis points
Benchmarks:	Intercontinental Exchange Libor:	Australian Bank Bill Swap Rate:	Intercontinental Exchange LIBOR:
	USD 1 Month	AUD 1 Month	USD 1 Month
	Sterling LIBOR:	Euro Interbank Offered Rate:
	GBP 1 Month	EUR 1 Week
	USD Overnight Bank Funding Rate	Intercontinental Exchange LIBOR:
USD 1 Month
USD 1 Week
Sterling LIBOR:
GBP 1 Week

	(g)	(i)	(k)
Range:	20-30 basis points	20 basis points	20 basis points
Benchmarks:	Intercontinental Exchange LIBOR:	USD Overnight Bank Funding Rate	U.S. Overnight Federal Funds Effective Rate
EUR 1 Month
USD 1 Month
Sterling LIBOR:
GBP 1 Month
USD Overnight Bank Funding Rate

	(m)	(o)	(q)
Range:	20-25 basis points	18-28 basis points	18 basis points
Benchmarks:	Sterling Overnight Index Average:	Sterling Overnight Index Average:	USD Overnight Bank Funding Rate
	GBP 1 Day	GBP 1 Day
	U.S. Overnight Federal Funds Effective Rate	USD Overnight Bank Funding Rate

	(s)	(u)	(v)
Range:	15-88 basis points	15 basis points	18-40 basis points
Benchmarks:	U.S. Overnight Federal Funds Effective Rate	U.S. Overnight Federal Funds Effective Rate	RBA Interbank Overnight Cash Rate
USD Overnight Bank Funding Rate

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date November 2, 2021:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Cubic Corp.	127,989	$ 8,888,836	3.0%
Commercial Services & Supplies
G4S PLC	6,089,979	20,667,206	7.1
Health Care Equipment & Supplies
Varian Medical Systems, Inc.	794,203	139,199,960	47.7
Insurance
Willis Towers Watson PLC	641,061	141,443,699	48.4
Life Sciences Tools & Services
PRA Health Sciences, Inc.	114,354	16,856,923	5.8
Professional Services
CoreLogic, Inc.	238,394	20,182,436	6.9
	Shares	Value	% of Basket Value
Semiconductors & Semiconductor Equipment
Inphi Corp.	323,052	$ 53,171,129	18.2%
Software
RealPage, Inc.	1,187,108	103,017,232	35.3
Transportation Infrastructure
Signature Aviation PLC	623,677	3,490,762	1.2
Total Reference Entity — Long		506,918,183
Reference Entity — Short
Common Stocks
Insurance
Aon PLC, Class A	692,347	(157,654,336)	(54.0)
Life Sciences Tools & Services
ICON PLC	47,162	(8,521,230)	(2.9)
Professional Services
CoStar Group, Inc.	15,186	(12,509,619)	(4.3)
Semiconductors & Semiconductor Equipment
Marvell Technology Group Ltd.	750,450	(36,231,726)	(12.4)
Total Reference Entity — Short		(214,916,911)
Net Value of Reference Entity — Barclays Bank PLC		$292,001,272

Schedule of Investments (unaudited)  (continued)
February 28, 2021
BlackRock Event Driven Equity Fund
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A. as of period end, termination dates February 24, 2023 to February 27, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Biotechnology
Alexion Pharmaceuticals, Inc.	813,104	$ 124,201,636	60.5%
Insurance
RSA Insurance Group PLC	11,855,601	111,928,039	54.6
Internet & Direct Marketing Retail
Grubhub, Inc.	55,846	3,578,053	1.7
IT Services
Link Administration Holdings Ltd.	766,949	2,815,898	1.4
Multi-Utilities
Suez SA	392,521	8,159,018	4.0
Software
RealPage, Inc.	479,748	41,632,531	20.3
Total Reference Entity — Long		292,315,175
Reference Entity — Short
Common Stocks
Internet & Direct Marketing Retail
Just Eat Takeaway.com NV	37,472	(3,605,807)	(1.8)
Pharmaceuticals
AstraZeneca PLC, ADR	1,727,278	(83,565,710)	(40.7)
Total Reference Entity — Short		(87,171,517)
Net Value of Reference Entity — Citibank N.A.		$205,143,658
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A. as of period end, termination date February 24, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Howmet Aerospace, Inc.	51,939	$ 1,460,006	(0.6)%
Health Care Providers & Services
Anthem, Inc.	49,296	14,946,054	(5.9)
Cigna Corp.	2,102	441,210	(0.2)
		15,387,264
Media
ViacomCBS, Inc., Class B	22,974	1,481,593	(0.6)
	Shares	Value	% of Basket Value
Metals & Mining
Arconic Corp.	12,984	$ 284,609	(0.1)%
Oil, Gas & Consumable Fuels
Williams Cos., Inc.	127,180	2,904,791	(1.1)
Total Reference Entity — Long		21,518,263
Reference Entity — Short
Common Stocks
Banks
Bank of America Corp.	2,041	(70,843)	0.0
JPMorgan Chase & Co.	524	(77,117)	0.1
		(147,960)
Chemicals
Air Products and Chemicals, Inc.	22	(5,624)	0.0
Albemarle Corp.	37	(5,817)	0.0
Eastman Chemical Co.	33	(3,606)	0.0
Ecolab, Inc.	25	(5,234)	0.0
FMC Corp.	45	(4,576)	0.0
Livent Corp.	42	(782)	0.0
LyondellBasell Industries NV, Class A	33	(3,402)	0.0
Mosaic Co.	141	(4,145)	0.0
PPG Industries, Inc.	31	(4,179)	0.0
		(37,365)
Construction Materials
Martin Marietta Materials, Inc.	17	(5,727)	0.0
Vulcan Materials Co.	30	(5,009)	0.0
		(10,736)
Containers & Packaging
Avery Dennison Corp.	33	(5,782)	0.0
Ball Corp.	87	(7,429)	0.0
International Paper Co.	65	(3,227)	0.0
Sealed Air Corp.	81	(3,394)	0.0
Westrock Co.	54	(2,354)	0.0
		(22,186)
Health Care Equipment & Supplies
Becton Dickinson and Co.	6,522	(1,572,780)	0.6
Hologic, Inc.	24,939	(1,797,853)	0.7
		(3,370,633)
Health Care Providers & Services
UnitedHealth Group, Inc.	6,679	(2,218,897)	0.9
Life Sciences Tools & Services
Agilent Technologies, Inc.	17,481	(2,133,906)	0.9
Bio-Rad Laboratories, Inc., Class A	3,385	(1,978,532)	0.8
Bruker Corp.	38,367	(2,339,620)	0.9
Illumina, Inc.	4,854	(2,132,896)	0.8
Mettler-Toledo International, Inc.	4,976	(5,553,465)	2.2
PerkinElmer, Inc.	14,252	(1,797,035)	0.7
Thermo Fisher Scientific, Inc.	4,104	(1,847,128)	0.7
		(17,782,582)
Metals & Mining
Freeport-McMoRan, Inc.	198	(6,714)	0.0
Newmont Corp.	87	(4,731)	0.0
Nucor Corp.	57	(3,410)	0.0
		(14,855)

Schedule of Investments (unaudited)  (continued)
February 28, 2021
BlackRock Event Driven Equity Fund
	Shares	Value	% of Basket Value
Oil, Gas & Consumable Fuels
Enbridge, Inc.	38,144	$ (1,289,649)	0.5%
Kinder Morgan, Inc.	111,406	(1,637,668)	0.7
		(2,927,317)
Pharmaceuticals
Johnson & Johnson	3,597	(569,981)	0.2
Merck & Co., Inc.	6,642	(482,342)	0.2
		(1,052,323)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	48,250	(4,077,608)	1.6
Analog Devices, Inc.	17,815	(2,775,933)	1.1
Applied Materials, Inc.	38,227	(4,518,049)	1.8
ASML Holding NV, NY Shares	6,281	(3,561,892)	1.4
KLA Corp.	13,547	(4,216,233)	1.7
Lam Research Corp.	10,679	(6,057,022)	2.4
Maxim Integrated Products, Inc.	31,562	(2,940,632)	1.2
Microchip Technology, Inc.	19,974	(3,048,632)	1.2
Micron Technology, Inc.	38,521	(3,525,827)	1.4
MKS Instruments, Inc.	6,136	(1,011,826)	0.4
Monolithic Power Systems, Inc.	3,237	(1,212,321)	0.5
NXP Semiconductors NV	104,331	(19,045,624)	7.5
ON Semiconductor Corp.	31,045	(1,250,182)	0.5
Qorvo, Inc.	11,276	(1,970,256)	0.8
Skyworks Solutions, Inc.	16,174	(2,876,061)	1.1
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	39,299	(4,949,316)	1.9
Teradyne, Inc.	16,090	(2,069,335)	0.8
Texas Instruments, Inc.	16,419	(2,828,501)	1.1
Xilinx, Inc.	15,577	(2,029,683)	0.8
		(73,964,933)
Investment Companies
Equity Funds
Alerian MLP ETF	440,314	(12,526,933)	5.0
Energy Select Sector SPDR Fund	2,200	(105,930)	0.0
Industrial Select Sector SPDR Fund	1,030,567	(93,379,676)	36.8
iShares U.S. Real Estate ETF	353	(30,835)	0.0
SPDR S&P 500 ETF Trust	177,082	(67,354,909)	26.6
SPDR S&P Regional Banking ETF	850	(54,621)	0.0
		(173,452,904)
Total Reference Entity — Short		(275,002,691)
Net Value of Reference Entity — Citibank N.A.		$(253,484,428)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Credit Suisse International as of period end, termination dates February 8, 2023 to February 15, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Health Care Technology
HMS Holdings Corp.	531,371	$ 19,546,482	11.4%
Hotels, Restaurants & Leisure
William Hill PLC	11,418,531	43,136,255	25.2
Insurance
RSA Insurance Group PLC	9,372,771	88,487,785	51.6
Internet & Direct Marketing Retail
Grubhub, Inc.	1,676,044	107,384,139	62.6
Multi-Utilities
Suez SA	392,522	8,159,039	4.8
Semiconductors & Semiconductor Equipment
Inphi Corp.	388,260	63,903,714	37.3
Total Reference Entity — Long		330,617,414
Reference Entity — Short
Common Stocks
Capital Markets
Brookfield Asset Management, Inc., Class A	184,887	(7,460,190)	(4.4)
Internet & Direct Marketing Retail
Just Eat Takeaway.com NV	1,124,625	(108,218,957)	(63.1)
Semiconductors & Semiconductor Equipment
Marvell Technology Group Ltd.	901,929	(43,545,132)	(25.4)
Total Reference Entity — Short		(159,224,279)
Net Value of Reference Entity — Credit Suisse International		$171,393,135
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Credit Suisse International as of period end, termination date February 8, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Short
Common Stocks
Diversified Consumer Services
Chegg, Inc.	17,689	$ (1,707,519)	4.5%

Schedule of Investments (unaudited)  (continued)
February 28, 2021
BlackRock Event Driven Equity Fund
	Shares	Value	% of Basket Value
Entertainment
Spotify Technology SA	5,928	$ (1,822,149)	4.8%
Health Care Equipment & Supplies
Novocure Ltd.	6,362	(948,574)	2.5
Health Care Providers & Services
Guardant Health, Inc.	17,111	(2,518,397)	6.7
Internet & Direct Marketing Retail
Etsy, Inc.	12,392	(2,729,586)	7.2
Expedia Group, Inc.	7,876	(1,268,036)	3.4
Fiverr International Ltd.	4,618	(1,246,721)	3.3
Wayfair, Inc., Class A	11,807	(3,411,987)	9.0
		(8,656,330)
IT Services
Repay Holdings Corp.	51,207	(1,116,313)	3.0
Square, Inc., Class A	13,155	(3,026,045)	8.0
Wix.com Ltd.	1,785	(622,197)	1.6
		(4,764,555)
Leisure Products
Peloton Interactive, Inc., Class A	4,248	(511,757)	1.4
Real Estate Management & Development
Redfin Corp.	41,698	(3,158,206)	8.4
Software
Bentley Systems, Inc., Class B	31,687	(1,405,635)	3.7
Bill.com Holdings, Inc.	27,755	(4,579,853)	12.1
Box, Inc., Class A	55,335	(1,015,397)	2.7
Dropbox, Inc., Class A	22,596	(509,427)	1.4
RingCentral, Inc., Class A	16,203	(6,127,326)	16.3
		(13,637,638)
Total Reference Entity — Short		(37,725,125)
Net Value of Reference Entity — Credit Suisse International		$(37,725,125)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date August 31, 2021:
	Shares	Value	% of Basket Value
Reference Entity — Short
Common Stocks
Banks
Bank of America Corp.	100	$ (3,471)	100.0%
Net Value of Reference Entity — Goldman Sachs Bank USA		$(3,471)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date February 27, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Aerojet Rocketdyne Holdings, Inc.	351,139	$ 18,002,897	2.8%
Auto Components
Cooper Tire & Rubber Co.	169,527	9,703,725	1.5
Biotechnology
Alexion Pharmaceuticals, Inc.	557,500	85,158,125	13.5
Capital Markets
Eaton Vance Corp.	1,433,702	104,760,605	16.6
Commercial Services & Supplies
G4S PLC	14,641,542	49,688,145	7.9
Communications Equipment
Acacia Communications, Inc.	193,210	22,217,218	3.5
Electronic Equipment, Instruments & Components
FLIR Systems, Inc.	1,243,141	66,383,729	10.5
Entertainment
Glu Mobile, Inc.	838,215	10,460,923	1.7
Equity Real Estate Investment Trusts (REITs)
Monmouth Real Estate Investment Corp.	47,847	828,710	0.1
Health Care Equipment & Supplies
Varian Medical Systems, Inc.	1,494,292	261,904,559	41.4
Health Care Technology
Change Healthcare, Inc.	3,052,514	69,810,995	11.0
HMS Holdings Corp.	782,871	28,797,910	4.6
		98,608,905
Internet & Direct Marketing Retail
Grubhub, Inc.	1,142,697	73,212,597	11.6
IT Services
NIC, Inc.	92,359	3,205,781	0.5
Perspecta, Inc.	299,028	8,731,618	1.4
		11,937,399
Metals & Mining
BHP Group PLC, ADR	703,444	44,478,764	7.0
Professional Services
CoreLogic, Inc.	47,282	4,002,894	0.6
IHS Markit Ltd.	638,621	57,578,069	9.1
		61,580,963

Schedule of Investments (unaudited)  (continued)
February 28, 2021
BlackRock Event Driven Equity Fund
	Shares	Value	% of Basket Value
Semiconductors & Semiconductor Equipment
Maxim Integrated Products, Inc.	1,615,352	$ 150,502,346	23.8%
Xilinx, Inc.	1,347,823	175,621,337	27.7
		326,123,683
Software
Pluralsight, Inc., Class A	828,126	17,051,114	2.7
Slack Technologies, Inc., Class A	2,992,621	122,487,978	19.3
		139,539,092
Total Reference Entity — Long		1,384,590,039
Reference Entity — Short
Common Stocks
Aerospace & Defense
Teledyne Technologies, Inc.	89,258	(33,114,718)	(5.2)
Auto Components
Goodyear Tire & Rubber Co.	153,773	(2,584,924)	(0.4)
Capital Markets
Morgan Stanley	836,278	(64,284,690)	(10.2)
S&P Global, Inc.	181,240	(59,693,206)	(9.4)
		(123,977,896)
Internet & Direct Marketing Retail
Just Eat Takeaway.com NV	766,749	(73,781,729)	(11.7)
Metals & Mining
BHP Group Ltd., ADR	703,444	(53,398,434)	(8.4)
Pharmaceuticals
AstraZeneca PLC, ADR	1,184,281	(57,295,515)	(9.1)
Professional Services
CoStar Group, Inc.	3,012	(2,481,165)	(0.4)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	2,322,839	(196,303,124)	(31.0)
Analog Devices, Inc.	1,017,671	(158,573,495)	(25.1)
		(354,876,619)
Software
salesforce.com, Inc.	232,278	(50,288,187)	(7.9)
Total Reference Entity — Short		(751,799,187)
Net Value of Reference Entity — Goldman Sachs Bank USA		$632,790,852
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date February 8, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks
TCF Financial Corp.	93,309	$ 4,182,109	5.1%
	Shares	Value	% of Basket Value
Capital Markets
Eaton Vance Corp.	235,573	$ 17,213,319	20.8%
Health Care Technology
Change Healthcare, Inc.	3,992,735	91,313,849	110.3
Hotels, Restaurants & Leisure
William Hill PLC	1,929,726	7,290,005	8.8
Insurance
Willis Towers Watson PLC	536,126	118,290,841	143.0
Interactive Media & Services
Sogou, Inc., ADR	348,142	2,875,653	3.5
Professional Services
CoreLogic, Inc.	456,046	38,608,855	46.6
IHS Markit Ltd.	1,313,070	118,386,391	143.1
		156,995,246
Semiconductors & Semiconductor Equipment
Maxim Integrated Products, Inc.	2,730,733	254,422,394	307.5
Xilinx, Inc.	547,757	71,372,737	86.2
		325,795,131
Total Reference Entity — Long		723,956,153
Reference Entity — Short
Common Stocks
Banks
Huntington Bancshares, Inc.	280,218	(4,298,544)	(5.2)
Capital Markets
Morgan Stanley	137,410	(10,562,707)	(12.8)
S&P Global, Inc.	372,648	(122,735,345)	(148.3)
		(133,298,052)
Insurance
Aon PLC, Class A	578,961	(131,835,209)	(159.3)
Professional Services
CoStar Group, Inc.	29,052	(23,931,875)	(28.9)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	944,004	(79,777,778)	(96.4)
Analog Devices, Inc.	1,720,363	(268,066,963)	(324.0)
		(347,844,741)
Total Reference Entity — Short		(641,208,421)
Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$82,747,732

Schedule of Investments (unaudited)  (continued)
February 28, 2021
BlackRock Event Driven Equity Fund
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date February 8, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Semiconductors & Semiconductor Equipment
NXP Semiconductors NV	377,920	$ 68,989,296	100.0%
Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$68,989,296
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination dates July 6, 2021 to July 6, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Raytheon Technologies Corp.	121,506	$ 8,747,217	(9.3)%
TransDigm Group, Inc.	58,944	33,991,236	(35.9)
		42,738,453
Building Products
Carrier Global Corp.	287,139	10,489,188	(11.1)
Chemicals
Corteva, Inc.	879,157	39,693,939	(42.0)
Dow, Inc.	100,845	5,981,117	(6.3)
DuPont de Nemours, Inc.	318,104	22,369,073	(23.7)
International Flavors & Fragrances, Inc.	124,044	16,809,202	(17.8)
		84,853,331
Health Care Providers & Services
Anthem, Inc.	54,225	16,440,478	(17.4)
Cigna Corp.	29,836	6,262,577	(6.6)
Humana, Inc.	48,839	18,541,726	(19.6)
		41,244,781
Machinery
Otis Worldwide Corp.	93,746	5,972,558	(6.3)
Total Reference Entity — Long		185,298,311
Reference Entity — Short
Common Stocks
Banks
Bank of America Corp.	4,300	(149,253)	0.1
Citigroup, Inc.	2,521	(166,084)	0.2
JPMorgan Chase & Co.	1,148	(168,951)	0.2
		(484,288)
	Shares	Value	% of Basket Value
Chemicals
Air Products and Chemicals, Inc.	11,686	$ (2,987,175)	3.2%
Albemarle Corp.	32,843	(5,163,248)	5.5
Eastman Chemical Co.	35,714	(3,902,112)	4.1
Ecolab, Inc.	14,295	(2,992,801)	3.2
FMC Corp.	24,308	(2,471,881)	2.6
Livent Corp.	1,851	(34,466)	0.0
LyondellBasell Industries NV, Class A	43,628	(4,497,610)	4.7
Mosaic Co.	170,327	(5,007,614)	5.3
PPG Industries, Inc.	27,066	(3,649,038)	3.9
		(30,705,945)
Commercial Services & Supplies
Republic Services, Inc.	90,327	(8,047,232)	8.5
Waste Management, Inc.	71,795	(7,961,348)	8.4
		(16,008,580)
Construction Materials
Martin Marietta Materials, Inc.	11,187	(3,768,565)	4.0
Vulcan Materials Co.	19,299	(3,222,740)	3.4
		(6,991,305)
Containers & Packaging
Avery Dennison Corp.	19,864	(3,480,372)	3.7
Ball Corp.	33,280	(2,841,779)	3.0
International Paper Co.	61,205	(3,038,828)	3.2
Sealed Air Corp.	70,747	(2,964,299)	3.1
Westrock Co.	70,992	(3,094,541)	3.3
		(15,419,819)
Health Care Providers & Services
UnitedHealth Group, Inc.	15,366	(5,104,893)	5.4
IT Services
Shift4 Payments, Inc., Class A	22,449	(1,717,348)	1.8
Machinery
Middleby Corp.	11,845	(1,734,226)	1.9
Metals & Mining
Freeport-McMoRan, Inc.	245,299	(8,318,089)	8.8
Newmont Corp.	40,001	(2,175,254)	2.3
Nucor Corp.	61,650	(3,687,903)	3.9
		(14,181,246)
Semiconductors & Semiconductor Equipment
SolarEdge Technologies, Inc.	8,164	(2,435,403)	2.6
Investment Companies
Equity Funds
Industrial Select Sector SPDR Fund	525,025	(47,572,515)	50.3
iShares Russell 2000 ETF	73,136	(15,966,320)	16.9
iShares U.S. Real Estate ETF	49,467	(4,320,943)	4.6
Materials Select Sector SPDR Fund	214,440	(15,772,062)	16.7
SPDR S&P 500 ETF Trust	255,029	(97,002,831)	102.6
SPDR S&P Regional Banking ETF	1,922	(123,508)	0.1
VanEck Vectors Semiconductor ETF	17,873	(4,306,499)	4.5
		(185,064,678)
Total Reference Entity — Short		(279,847,731)
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$(94,549,420)

Schedule of Investments (unaudited)  (continued)
February 28, 2021
BlackRock Event Driven Equity Fund
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination dates April 18, 2023 to April 19, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Short
Common Stocks
Health Care Equipment & Supplies
Envista Holdings Corp.	155,500	$ (5,992,970)	100.0%
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$(5,992,970)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with UBS AG as of period end, termination dates March 1, 2023 to March 21, 2024:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Beverages
Coca-Cola Amatil Ltd.	3,159,224	$ 32,618,084	20.7%
	Shares	Value	% of Basket Value
Health Care Equipment & Supplies
Cantel Medical Corp.	131,193	$ 9,745,016	6.2%
Software
Slack Technologies, Inc., Class A	5,080,671	207,951,864	132.3
Total Reference Entity — Long		250,314,964
Reference Entity — Short
Common Stocks
Health Care Equipment & Supplies
STERIS PLC	44,326	(7,748,185)	(4.9)
Software
salesforce.com, Inc.	394,259	(85,357,073)	(54.3)
Total Reference Entity — Short		(93,105,258)
Net Value of Reference Entity — UBS AG		$157,209,706

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)  (continued)
February 28, 2021
BlackRock Event Driven Equity Fund
The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 81,521,136	$ —	$ —	$ 81,521,136
Automobiles	3,903,003	—	—	3,903,003
Banks	1,541,711	—	—	1,541,711
Biotechnology	6,213,070	—	—	6,213,070
Capital Markets	2,028,364	—	—	2,028,364
Chemicals	65,586,155	2,330,444	—	67,916,599
Commercial Services & Supplies	36,257,107	—	—	36,257,107
Consumer Finance	6,148,320	—	—	6,148,320
Diversified Telecommunication Services	6,541,460	—	—	6,541,460
Electric Utilities	—	1,528,706	—	1,528,706
Electrical Equipment	15,027,844	—	—	15,027,844
Electronic Equipment, Instruments & Components	17,343,183	—	—	17,343,183
Entertainment	3,461,264	—	—	3,461,264
Equity Real Estate Investment Trusts (REITs)	13,472,769	—	—	13,472,769
Food & Staples Retailing	1,926,738	—	—	1,926,738
Food Products	21,318,253	—	—	21,318,253
Health Care Equipment & Supplies	78,443,399	—	—	78,443,399
Health Care Providers & Services	62,624,604	—	—	62,624,604
Health Care Technology	2,461,606	—	—	2,461,606
Hotels, Restaurants & Leisure	36,589,810	—	—	36,589,810
Household Durables	411,806	—	—	411,806
Insurance	161,853	—	—	161,853
Interactive Media & Services	3,009,834	—	—	3,009,834
Internet & Direct Marketing Retail	962,527	—	—	962,527
IT Services	7,800,513	—	—	7,800,513
Life Sciences Tools & Services	86,813,130	—	—	86,813,130
Machinery	204,346	—	—	204,346
Media	10,913,969	—	—	10,913,969
Metals & Mining	19,390,936	—	—	19,390,936
Oil, Gas & Consumable Fuels	23,282,342	—	—	23,282,342
Personal Products	29,823,146	—	—	29,823,146
Pharmaceuticals	44,695,245	—	—	44,695,245
Real Estate Management & Development	18,752,776	—	—	18,752,776
Software	19,401,794	—	—	19,401,794
Specialty Retail	9,466,756	—	—	9,466,756
Tobacco	3,482,984	—	—	3,482,984
Wireless Telecommunication Services	9,710,252	—	—	9,710,252
Corporate Bonds	—	244,348,398	5,025,000	249,373,398
Floating Rate Loan Interests	—	65,827,798	—	65,827,798
Investment Companies	44,596,773	—	—	44,596,773
Preferred Securities	69,461,999	—	5,283,377	74,745,376
Rights	—	—	3	3
Short-Term Securities
Borrowed Bond Agreements	—	1,545,000	—	1,545,000
Money Market Funds	5,714,828,749	—	—	5,714,828,749
Time Deposits	—	2,581	—	2,581
Liabilities
Borrowed Bonds	—	(1,528,290)	—	(1,528,290)
	$ 6,579,581,526	$ 314,054,637	$ 10,308,380	6,903,944,543
Investments Valued at NAV(a)				51,173,571
				$ 6,955,118,114
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 791,859	$ —	$ 791,859
Equity Contracts	—	61,455,019	—	61,455,019

Schedule of Investments (unaudited)  (continued)
February 28, 2021
BlackRock Event Driven Equity Fund
	Level 1	Level 2	Level 3	Total
Liabilities
Equity Contracts	$ (1,459,535)	$ (101,472,075)	$ —	$ (102,931,610)
	$ (1,459,535)	$ (39,225,197)	$ —	$ (40,684,732)
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
EUR	Euro
GBP	British Pound
USD	United States Dollar
Portfolio Abbreviation
ADR	American Depositary Receipt
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
FKA	Formally Known As
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depository Receipt